LEASES (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Summary of components of lease cost
The components of lease cost are as follows:

Year Ended December 31, 2019
Operating lease cost:
Amortization of land use right	$3,300
Operating lease cost	1,409
Short-term lease cost	1,049

Total lease cost	$5,758

Disclosure of other information related to lease term and discount rate

Other information related to lease term and discount rate is as follows:

December 31, 2019
Weighted average remaining lease term Operating leases	35.9 y ears
Weighted average discount rate Operating leases	7.01%

Summary of maturities of operating lease liabilities
Maturities of operating lease liabilities as of December 31, 2019 are as follows:

Year ending December 31,
2020	$921
2021	1,012
2022	1,130
2023	1,130
2024	1,130
Over 2024	34,792

Total future minimum lease payments	40,115
Less: amount representing interest	(25,500)

Present value of future minimum lease payments	14,615
Current portion	(895)

Non-current portion	$13,720

Summary of future minimum fees, excluding the contingent fees to be received under non-cancellable operating leases
Future minimum fees, excluding the contingent fees to be received under non-cancellable
operating leases as of December 31, 2019 were as follows:

Year ending December 31,
2020	$15,955
2021	6,825
2022	2,896
2023	2,170
2024	1,509
Over 2024	3,539

$32,894